Leases (Details) - Schedule of remaining lease term and discount rate	6 Months Ended
Jun. 30, 2021
Schedule of remaining lease term and discount rate [Abstract]
Weighted average remaining lease term (years)	3 years 7 months 9 days
Weighted average discount rate	5.55%